                       STATE STREET EQUITY 500 INDEX FUND

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2001

                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at
     value                                                      $173,603,450
  Receivable for Fund shares sold                                      3,098
                                                                ------------
                                                                 173,606,548
LIABILITIES
  Administration fees payable                                         17,580
  Distribution fees payable                                           21,612
                                                                ------------
                                                                      39,192
                                                                ------------
NET ASSETS                                                      $173,567,356
                                                                ============
NET ASSETS CONSIST OF:
  Capital paid-in                                               $168,767,773
  Undistributed net investment income                                383,042
  Accumulated net realized loss                                     (668,691)
  Net unrealized appreciation on investments and futures
     contracts                                                     5,085,232
                                                                ------------
                                                                $173,567,356
                                                                ============
CLASS A SHARES:
  Shares of beneficial interest outstanding                       16,861,653
  Net asset value and redemption price per share                $      10.29
                                                                ============

                See accompanying Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001* (UNAUDITED)

INCOME
  Dividend income allocated from Portfolio **                    $  426,109
  Interest income allocated from Portfolio                           43,285
  Expenses allocated from Portfolio (Note 3)                        (16,033)
                                                                 ----------
                                                                    453,361
                                                                 ----------
EXPENSES
  Distribution fees (Note 3)                                         52,739
  Administration fees (Note 3)                                       17,580
                                                                 ----------
                                                                     70,319
                                                                 ----------
NET INVESTMENT INCOME                                               383,042
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
     Investments                                                   (896,778)
     Futures                                                        228,087
                                                                 ----------
                                                                   (668,691)
                                                                 ----------
  Change in unrealized appreciation allocated from Portfolio on:
     Investments                                                  5,265,510
     Futures                                                       (180,278)
                                                                 ----------
                                                                  5,085,232
                                                                 ----------
  Net realized and unrealized gain on investments                 4,416,541
                                                                 ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $4,799,583
                                                                 ==========

---------------
 * The Fund commenced operations on April 18, 2001.
** Net of withholding taxes allocated from Portfolio of $8,700.

                See accompanying Notes to Financial Statements.
 2

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2001* (UNAUDITED)

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                       $    383,042
  Net realized loss on investments                                (668,691)
  Change in unrealized appreciation                              5,085,232
                                                              ------------
  Net increase in net assets resulting from operations           4,799,583
                                                              ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                  169,860,669
  Shares redeemed                                               (1,092,896)
                                                              ------------
     Net increase from capital share transactions              168,767,773
                                                              ------------
  Net increase in net assets                                   173,567,356
NET ASSETS, BEGINNING OF PERIOD                                         --
                                                              ------------
NET ASSETS, END OF PERIOD                                     $173,567,356
                                                              ============
Undistributed net investment income                           $    383,042
                                                              ============
CHANGES IN SHARES:
  Shares sold                                                   16,966,300
  Shares redeemed                                                 (104,647)
                                                              ------------
     Net increase in shares                                     16,861,653
                                                              ============

---------------
* The Fund commenced operations on April 18, 2001.

                See accompanying Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                                   Period
                                                                   Ended
                                                              June 30, 2001(a)
                                                                (Unaudited)
                                                              ----------------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  10.00
                                                                     ---------
INVESTMENT OPERATIONS:
  Net investment income                                                   0.02
  Net realized and unrealized gain on investments and
     futures contracts                                                    0.27
                                                                     ---------
     Total from investment operations                                     0.29
                                                                     ---------
  Net increase in net assets                                              0.29
                                                                     ---------
NET ASSET VALUE, END OF PERIOD                                        $  10.29
                                                                     =========
TOTAL RETURN (c)                                                         2.90%
                                                                     =========
RATIOS AND SUPPLEMENTARY DATA:
  Net Assets, End of Period (000s)                                    $173,567
  Ratios to average net assets (d):
     Operating expenses                                                 0.245%
     Net investment income                                               1.09%
  Portfolio turnover rate (c)                                               5%

---------------
(a) Fund commenced operations on April 18, 2001.
(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.
(c) Not annualized.
(d) Annualized.

                See accompanying Notes to Financial Statements.
 4

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. ORGANIZATION
The State Street Institutional Investment Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust is an open-end management investment company, and consists of the following funds: State Street Equity 500 Index Fund (the "Fund"), State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street MSCI(R) EAFE(R) Index Fund and State Street Aggregate Bond Index Fund, each of which is a separate diversified series of the Trust.

The Fund commenced operations on April 18, 2001. As of June 30, 2001, the Fund was the only series of the Trust that had commenced operations. Information presented in these financial statements pertains only to the Fund. The Fund offers both Class A and Class B shares. Only Class A shares have been issued to date.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (5.784% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The Fund's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION: The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) -- (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS: Dividends, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: It is the Fund's intention to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code; therefore, no provision has been made for federal income taxes.

3. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio pays an advisory fee of .045% of its average daily net assets to SSgA Funds Management, Inc., a subsidiary of State Street Corporation, as the investment adviser. For the period from April 18, 2001 (commencement of operations) through June 30, 2001, the Fund's pro-rata share of these expenses amounted to $16,033.

State Street Bank and Trust Company ("State Street") is the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period from April 18, 2001 (commencement of operations) through June 30, 2001 amounted to $17,580.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate its distributor (or others) for services in connection with the distribution of Class A and Class B shares and for services provided to Fund shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of 0.25% of daily average net assets for each fund, except that Class A shares of the Fund, which has an annual rate of 0.15% of daily average net assets. For the period from April 18, 2001 (commencement of operations) through June 30, 2001 these expenses amounted to $52,739.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust. Pursuant to the Distribution Agreement, the Fund pays the Distributor fees under the Rule 12b-1 Plan in effect for the Fund. For the period from April 18, 2001 (commencement of operations) through June 30, 2001, such fees amounted to $1,217.

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2001

                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)
[LINE CHART]

                                                                EQUITY 500 INDEX PORTFOLIO*            S&P 500 INDEX** (B)
                                                                ---------------------------            -------------------
3/1/00                                                                    10000.00                           10000.00
6/30/00                                                                   10683.00                           10686.00
9/30/00                                                                   10583.00                           10583.00
12/31/00                                                                   9759.00                            9755.00
3/31/01                                                                    8593.00                            8599.00
6/30/01                                                                    9090.00                            9102.00

                           INVESTMENT PERFORMANCE (a)
                       For the Period Ended June 30, 2001

                                     Total Return     Total Return       Total Return
                                   Six Months Ended     One Year      Average Annualized
                                    June 30, 2001     June 30, 2001   Since March 1, 2000
  State Street Equity 500 Index
    Portfolio                                -6.83%         -14.91%                -6.90%
  S&P 500 Index (b)                          -6.69%         -14.81%                -6.81%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.
(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
COMMON STOCKS - 97.1%
AEROSPACE - 1.2%
Boeing Co.                      230,736       $   12,829
General Dynamics Corp.           52,899            4,116
Lockheed Martin Corp.           114,298            4,235
Northrop Grumman Corp.           22,604            1,811
Raytheon Co. (a)                 90,491            2,402
United Technologies Corp.       124,532            9,123
                                              ----------
                                                  34,516
                                              ----------
BASIC INDUSTRIES - 3.0%
Air Products & Chemicals,
  Inc.                           60,844            2,784
Alcan Aluminum, Ltd.             84,346            3,544
Alcoa, Inc.                     228,284            8,994
Allegheny Technologies,
  Inc.                           19,943              361
B.F. Goodrich Co.                27,310            1,037
Barrick Gold Corp.              105,068            1,592
Bemis Co., Inc.                  13,416              539
Boise Cascade Corp.              16,019              563
Dow Chemical Co.                237,873            7,909
du Pont (E.I.) de Nemours
  & Co.                         275,764           13,303
Eastman Chemical Co.             20,412              972
Engelhard Corp.                  34,309              885
FMC Corp. (a)                     8,503              583
Freeport-McMoRan Copper &
  Gold, Inc. Class B (a)         38,086              421
Great Lakes Chemical Corp.       12,250              378
Hercules, Inc.                   28,630              323
Homestake Mining Co.             69,677              540
Illinois Tool Works, Inc.        80,199            5,077
Inco, Ltd. (a)                   48,253              833
International Paper Co.         127,761            4,561
Kimberly-Clark Corp.            140,801            7,871
Mead Corp.                       26,266              713
Minnesota Mining &
  Manufacturing Co.             104,707           11,947
Newmont Mining Corp.             51,047              950
Nucor Corp.                      20,023              979
Phelps Dodge Corp.               20,848              865

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Placer Dome, Inc.                86,667       $      849
Potlatch Corp.                    7,512              258
PPG Industries, Inc.             45,186            2,375
Praxair, Inc.                    42,078            1,978
Rohm & Haas Co.                  58,223            1,916
Sealed Air Corp. (a)             23,073              859
Sigma Aldrich Corp.              20,052              774
Temple-Inland, Inc.              13,682              729
USX-U.S. Steel Group             23,957              483
Westvaco Corp.                   26,741              650
Willamette Industries,
  Inc.                           28,178            1,395
Worthington Industries,
  Inc.                           22,696              309
                                              ----------
                                                  91,099
                                              ----------
CAPITAL GOODS - 6.4%
Allied Waste Industries,
  Inc. (a)                       52,376              978
Ball Corp.                        7,290              347
Boston Scientific Corp.
  (a)                           107,544            1,828
Caterpillar, Inc.                91,271            4,568
Cooper Industries, Inc.          24,763              980
Crane Co.                        15,274              474
Cummins Engine Co., Inc.         10,244              397
Deere & Co.                      62,048            2,349
Dover Corp.                      53,883            2,029
Emerson Electric Co.            113,884            6,890
General Electric Co.          2,627,215          128,077
Grainger W.W., Inc.              25,739            1,059
HCA-Healthcare Corp.            142,159            6,424
Ingersoll-Rand Co.               42,558            1,753
ITT Industries, Inc.             23,287            1,031
Johnson Controls, Inc.           22,935            1,662
Millipore Corp.                  11,893              737
National Service
  Industries, Inc.               10,852              245
Pall Corp.                       33,929              798
Parker-Hannifin Corp.            30,909            1,312
Timken Co.                       15,097              256
TRW, Inc.                        33,033            1,354
Tyco International, Ltd.        512,261           27,918
                                              ----------
                                                 193,466
                                              ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER BASICS - 18.6%
Abbott Laboratories             409,680       $   19,669
Aetna, Inc. (a)                  37,648              974
Albertson's, Inc.               107,106            3,212
Allergan, Inc.                   34,898            2,984
American Home Products
  Corp.                         347,675           20,318
Amgen, Inc. (a)                 275,904           16,585
Archer-Daniels-Midland Co.      168,217            2,187
Bard (C.R.), Inc.                13,422              764
Bausch & Lomb, Inc.              13,450              487
Baxter International, Inc.      156,162            7,652
Becton, Dickinson & Co.          68,096            2,437
Biogen, Inc. (a)                 39,297            2,134
Biomet, Inc.                     47,365            2,276
Black & Decker Corp.             20,599              813
Bristol-Myers Squibb Co.        514,071           26,886
Campbell Soup Co.               107,981            2,781
Cardinal Health, Inc.           117,871            8,133
Chiron Corp. (a)                 50,844            2,593
Clorox Co.                       62,918            2,130
Coca Cola Co.                   657,859           29,604
Coca Cola Enterprises,
  Inc.                          109,518            1,791
Colgate-Palmolive Co.           148,349            8,751
ConAgra, Inc.                   142,474            2,822
Corning, Inc.                   244,115            4,079
Costco Wholesale Corp. (a)      118,961            4,883
CVS Corp.                       104,028            4,016
Forest Laboratories, Inc.
  (a)                            46,729            3,318
General Mills, Inc.              75,409            3,301
Gillette Co.                    279,603            8,106
H.J. Heinz Co.                   92,254            3,772
HEALTHSOUTH Corp. (a)           102,550            1,638
Hershey Foods Corp.              36,143            2,230
Humana, Inc. (a)                 45,722              450
Johnson & Johnson               800,539           40,027
Kellogg Co.                     107,622            3,121
King Pharmaceuticals, Inc.
  (a)                            44,816            2,409
Kroger Co. (a)                  214,383            5,360

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Lilly (Eli) & Co.               297,226       $   21,995
Manor Care, Inc. (a)             26,240              833
McKesson HBOC, Inc.              75,616            2,807
MedImmune, Inc. (a)              56,387            2,660
Medtronic, Inc.                 319,640           14,707
Merck & Co., Inc.               606,482           38,760
Pactiv Corp. (a)                 40,249              539
Pepsi Bottling Group, Inc.       38,400            1,540
PepsiCo, Inc.                   385,550           17,041
Pfizer, Inc.                  1,669,688           66,871
Pharmacia & Upjohn, Inc.        344,433           15,827
Philip Morris Cos., Inc.        581,775           29,525
Procter & Gamble Co.            342,511           21,852
Quaker Oats Co.                  34,903            3,185
Ralston-Purina Group             82,152            2,466
Safeway, Inc. (a)               133,016            6,385
Sara Lee Corp.                  209,480            3,968
Schering-Plough Corp.           386,915           14,022
Snap-On Tools Corp.              14,590              353
St. Jude Medical, Inc. (a)       22,819            1,369
Stanley Works                    22,813              955
Stryker Corp.                    51,905            2,847
SYSCO Corp.                     177,890            4,830
Tenet Healthcare Corp.           85,190            4,395
Tupperware Corp.                 15,202              356
Unilever NV ADR                 151,710            9,037
UnitedHealth Group, Inc.         83,854            5,178
UST Corp.                        43,245            1,248
Watson Pharmaceuticals,
  Inc. (a)                       27,288            1,682
Wellpoint Health Networks,
  Inc. (a)                       16,589            1,563
Winn-Dixie Stores, Inc.          37,255              973
Wrigley Wm., Jr. Co.             59,917            2,807
                                              ----------
                                                 557,269
                                              ----------
CONSUMER DURABLES - 1.6%
AutoZone, Inc. (a)               30,250            1,134
Avery Dennison Corp.             29,305            1,496
Best Buy Co. (a)                 55,144            3,503
Cooper Tire & Rubber Co.         19,238              273

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER DURABLES -- (CONTINUED)
Dana Corp.                       39,310       $      917
Danaher Corp.                    37,618            2,107
Delphi Automotive Systems
  Corp.                         148,595            2,367
Eaton Corp.                      18,393            1,289
Ford Motor Co.                  483,934           11,881
General Motors Corp.            145,564            9,367
Genuine Parts Co.                45,290            1,427
Goodyear Tire & Rubber Co.       42,183            1,181
Harley-Davidson, Inc.            80,402            3,785
Leggett & Platt, Inc.            52,054            1,147
Maytag Corp.                     20,341              595
PACCAR, Inc.                     20,303            1,039
Pitney Bowes, Inc.               65,234            2,748
Visteon Corp.                    34,714              638
Whirlpool Corp.                  17,667            1,104
                                              ----------
                                                  47,998
                                              ----------
CONSUMER NON-DURABLES - 6.2%
Adolph Coors Co. Class B          9,671              485
Alberto Culver Co. Class B       15,000              631
Anheuser-Busch Cos., Inc.       237,352            9,779
Avon Products, Inc.              62,681            2,901
Bed Bath & Beyond, Inc.
  (a)                            75,807            2,274
Big Lots, Inc. (a)               30,159              413
Brown-Forman Distillers,
  Inc. Class B                   18,183            1,163
Brunswick Corp.                  21,841              525
Circuit City Stores, Inc.        54,654              984
Dillard's, Inc. Class A          23,374              357
Dollar General Corp.             87,414            1,705
Eastman Kodak Co.                76,755            3,583
Federated Department
  Stores, Inc. (a)               52,722            2,241
Fortune Brands, Inc.             41,069            1,575
Gap, Inc.                       225,542            6,541
Hasbro, Inc.                     47,957              693
Home Depot, Inc.                617,173           28,729
International Flavors &
  Fragrances, Inc.               25,911              651
JC Penney & Co., Inc.            69,648            1,836

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Kmart Corp. (a)                 129,026       $    1,480
Kohl's Corp. (a)                 88,004            5,520
Limited, Inc.                   113,496            1,875
Liz Claiborne, Inc.              13,503              681
Lowe's Cos., Inc.               101,641            7,374
Mattel, Inc.                    113,317            2,144
May Department Stores Co.        79,010            2,707
Newell Rubbermaid, Inc.          71,113            1,785
NIKE, Inc. Class B               71,717            3,011
Nordstrom, Inc.                  35,544              659
Office Depot, Inc. (a)           82,803              859
Radioshack Corp.                 49,313            1,504
Reebok International, Ltd.
  (a)                            14,745              471
Sears Roebuck & Co.              86,881            3,676
Staples, Inc. (a)               120,196            1,922
Starbucks Corp. (a)             100,566            2,232
SuperValu, Inc.                  33,383              586
Target Corp.                    237,809            8,228
Tiffany & Co.                    38,724            1,403
TJX Cos., Inc.                   73,973            2,357
Toys "R" Us, Inc. (a)            52,360            1,296
V.F. Corp.                       30,526            1,110
Wal-Mart Stores, Inc.         1,182,473           57,705
Walgreen Co.                    269,184            9,193
                                              ----------
                                                 186,844
                                              ----------
CONSUMER SERVICES - 1.7%
AMR Corp.                        40,163            1,451
Carnival Corp.                  155,156            4,763
Convergys Corp. (a)              45,750            1,384
Darden Restaurants, Inc.         31,848              889
Delta Air Lines, Inc.            32,677            1,440
Harrah's Entertainment,
  Inc. (a)                       30,943            1,092
Hilton Hotels Corp.              97,804            1,135
Marriot International,
  Inc. Class A                   63,380            3,000
McDonald's Corp.                342,064            9,256
Sabre Holdings Corp. Class
  A                              34,968            1,748
Sapient Corp. (a)                33,034              323

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER SERVICES -- (CONTINUED)
Southwest Airlines Co.          201,435       $    3,725
Starwood Hotels & Resorts
  Worldwide, Inc. Class B        51,216            1,909
Tricon Global Restaurants,
  Inc.                           38,837            1,705
USAirways Group, Inc. (a)        17,812              433
Walt Disney Co.                 552,757           15,969
Wendy's International,
  Inc.                           30,126              770
                                              ----------
                                                  50,992
                                              ----------
ELECTRICAL EQUIPMENT -0.6%
American Power Conversion
  Corp. (a)                      53,918              839
Molex, Inc.                      51,696            1,888
Power-One, Inc. (a)              19,671              325
Tektronix, Inc.                  23,737              645
Texas Instruments, Inc.         459,155           14,463
Thomas & Betts Corp.             15,352              339
                                              ----------
                                                  18,499
                                              ----------
ELECTRONICS - 2.0%
Agilent Technologies, Inc.
  (a)                           121,171            3,938
Altera Corp. (a)                102,258            2,945
Analog Devices, Inc. (a)         95,522            4,131
Applied Micro Circuits
  Corp. (a)                      79,252            1,363
Broadcom Corp. (a)               64,814            2,735
Conexant Systems, Inc. (a)       64,545              574
JDS Uniphase Corp. (a)          346,705            4,348
KLA Tencor Corp. (a)             48,997            2,857
Lexmark International
  Group, Inc. Class A (a)        33,879            2,278
Linear Technology Corp.          84,035            3,716
Maxim Integrated Products,
  Inc. (a)                       85,802            3,793
Novellus Systems, Inc. (a)       37,347            2,121
QLogic Corp. (a)                 24,454            1,587
QUALCOMM, Inc. (a)              200,251           11,711
Sanmina Corp. (a)                81,236            1,902
Solectron Corp. (a)             171,363            3,136

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Teradyne, Inc. (a)               46,275       $    1,532
Vitesse Semiconductor
  Corp. (a)                      48,518            1,021
Xilinx, Inc. (a)                 87,615            3,556
                                              ----------
                                                  59,244
                                              ----------
ENERGY - 7.1%
Amerada Hess Corp.               23,558            1,903
Anadarko Petroleum Corp.         65,991            3,565
Apache Corp.                     32,814            1,665
Ashland, Inc.                    19,268              773
Baker Hughes, Inc.               88,120            2,952
Burlington Resources, Inc.       55,954            2,235
Calpine Corp. (a)                79,154            2,992
Chevron Corp.                   169,659           15,354
Conoco, Inc. Class B            165,455            4,782
Constellation Energy Group       43,161            1,839
Devon Energy Corp.               34,115            1,791
El Paso Corp.                   134,678            7,076
EOG Resources, Inc.              30,501            1,084
Exxon Mobil Corp.               912,453           79,703
Halliburton Co.                 113,459            4,039
Kerr-McGee Corp.                 24,719            1,638
Kinder Morgan, Inc.              30,363            1,526
McDermott International,
  Inc.                           16,085              187
Mirant Corp. (a)                 89,862            3,091
Nabors Industries, Inc.
  (a)                            38,968            1,450
Noble Drilling Corp. (a)         35,603            1,166
Occidental Petroleum Corp.       98,014            2,606
ONEOK, Inc.                      15,514              306
Phillips Petroleum Co.           67,789            3,864
Progress Energy, Inc.            54,539            2,450
Rowan Cos., Inc. (a)             24,051              532
Royal Dutch Petroleum Co.
  ADR                           567,122           33,046
Schlumberger, Ltd.              152,019            8,004
Sempra Energy                    54,253            1,483
Sunoco, Inc.                     22,319              818
Texaco, Inc.                    145,747            9,707
Tosco Corp.                      38,382            1,691
Transocean Sedco Forex,
  Inc.                           84,126            3,470

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
ENERGY -- (CONTINUED)
Unocal Corp.                     64,512       $    2,203
USX-Marathon Group               82,405            2,432
                                              ----------
                                                 213,423
                                              ----------
FINANCE - 17.9%
AFLAC, Inc.                     139,039            4,378
Allstate Corp.                  191,611            8,429
Ambac Financial Group,
  Inc.                           28,001            1,630
American Express Co.            349,958           13,578
American General Corp.          131,972            6,130
American International
  Group, Inc.                   616,525           53,021
AmSouth Bancorp                  99,646            1,842
AON Corp.                        67,974            2,379
Bank of America Corp.           423,998           25,453
Bank of New York Co., Inc.      194,586            9,340
Bank One Corp.                  309,060           11,064
BB&T Corp.                      106,615            3,913
Bear Stearns Cos., Inc.          28,371            1,673
Capital One Financial
  Corp.                          55,124            3,307
Charter One Financial,
  Inc.                           55,193            1,761
Chubb Corp.                      46,390            3,592
CIGNA Corp.                      39,588            3,793
Cincinnati Financial Corp.       42,673            1,687
Citigroup, Inc.               1,329,955           70,275
Comerica, Inc.                   46,735            2,692
Concord EFS, Inc. (a)            57,319            2,981
Conseco, Inc.                    86,312            1,178
Countrywide Credit
  Industries, Inc.               30,863            1,416
Equifax, Inc.                    37,629            1,380
Fannie Mae                      264,567           22,528
Federal Home Loan Mortgage
  Corp.                         183,190           12,823
Fifth Third Bancorp             151,933            9,124
First Union Corp.               260,008            9,085
Fiserv, Inc. (a)                 32,969            2,109
FleetBoston Financial
  Corp.                         286,431           11,300
Franklin Resources, Inc.         69,627            3,187
Golden West Financial
  Corp.                          42,026            2,700

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Hartford Financial
  Services Group, Inc.           62,739       $    4,291
Household International
  Corp.                         122,668            8,182
Huntington Bancshares,
  Inc.                           66,582            1,079
J.P. Morgan Chase & Co.         525,039           23,417
Jefferson-Pilot Corp.            41,015            1,982
John Hancock Financial
  Services, Inc.                 81,100            3,265
KeyCorp                         112,188            2,922
Lehman Brothers Holdings,
  Inc.                           65,171            5,067
Lincoln National Corp.           49,653            2,570
Loews Corp.                      52,132            3,359
Marsh & McLennan Cos.,
  Inc.                           73,019            7,375
MBIA, Inc.                       39,182            2,182
MBNA Corp.                      226,132            7,451
Mellon Financial Corp.          126,255            5,808
Merrill Lynch & Co., Inc.       221,945           13,150
MetLife, Inc.                   198,306            6,143
MGIC Investment Corp.            28,323            2,057
Moody's Corp.                    41,658            1,396
Morgan Stanley Dean Witter
  & Co.                         294,350           18,906
National City Corp.             158,876            4,890
Northern Trust Corp.             58,889            3,681
Paychex, Inc.                    98,717            3,948
PNC Bank Corp.                   76,844            5,056
Progressive Corp.                19,466            2,632
Providian Financial Corp.        75,873            4,492
Regions Financial Corp.          60,167            1,925
SAFECO Corp.                     33,867              961
Schwab (Charles) Corp.          367,274            5,619
SouthTrust Corp.                 88,982            2,314
St. Paul Cos., Inc.              56,686            2,873
State Street Corp.               85,870            4,250
Stilwell Financial, Inc.         58,939            1,978
SunTrust Banks, Inc.             77,187            5,000
Synovus Financial Corp.          76,294            2,394
T. Rowe Price Group, Inc.        33,161            1,257

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
FINANCE -- (CONTINUED)
Torchmark Corp.                  33,508       $    1,347
U.S. Bancorp                    504,014           11,486
Union Planters Corp.             36,459            1,590
UnumProvident Corp.              63,919            2,053
USA Education, Inc.              43,589            3,182
Wachovia Corp.                   55,606            3,956
Washington Mutual, Inc.         231,663            8,699
Wells Fargo Co.                 453,908           21,075
Zions Bancorp                    24,300            1,434
                                              ----------
                                                 538,442
                                              ----------
GENERAL BUSINESS - 2.8%
American Greetings Corp.
  Class A                        16,856              185
Automatic Data Processing,
  Inc.                          165,120            8,206
Cendant Corp.                   225,310            4,393
Cintas Corp.                     44,360            2,052
Clear Channel
  Communications, Inc. (a)      155,405            9,744
Comcast Corp. Special
  Class A (a)                   249,916           10,796
Computer Sciences Corp.
  (a)                            44,742            1,548
Deluxe Corp.                     18,444              533
Dow Jones & Co., Inc.            23,210            1,386
Ecolab, Inc.                     33,751            1,383
First Data Corp.                103,659            6,660
Fluor Corp.                      20,296              916
Gannett Co., Inc.                69,980            4,612
H&R Block, Inc.                  24,644            1,591
Harcourt General, Inc.           20,949            1,219
IMS Health, Inc.                 77,637            2,213
Interpublic Group Cos.,
  Inc.                           81,639            2,396
KB HOME                          11,763              355
Knight-Ridder, Inc.              18,881            1,120
McGraw-Hill, Inc.                51,849            3,430
Meredith Corp.                   12,640              453
New York Times Co. Class A       43,016            1,807
Omnicom Group, Inc.              48,959            4,210

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Quintiles Transnational
  Corp. (a)                      32,102       $      817
R.R. Donnelley & Sons Co.        31,013              921
Robert Half International,
  Inc. (a)                       47,135            1,173
TMP Worldwide, Inc. (a)          28,300            1,698
Tribune Co.                      78,947            3,159
Waste Management, Inc.          164,992            5,085
                                              ----------
                                                  84,061
                                              ----------
SHELTER - 0.4%
Centex Corp.                     15,202              620
Georgia-Pacific Group            59,955            2,030
Louisiana Pacific Corp.          30,291              355
Masco Corp.                     117,836            2,941
Pulte Corp.                      10,034              428
Sherwin-Williams Co.             42,251              938
Vulcan Materials Co.             26,817            1,441
Weyerhaeuser Co.                 56,873            3,126
                                              ----------
                                                  11,879
                                              ----------
TECHNOLOGY - 14.8%
Adobe Systems, Inc.              63,913            3,028
Advanced Micro Devices,
  Inc. (a)                       90,598            2,616
Apple Computer, Inc. (a)         91,892            2,137
Applera Corp. - Applied
  Biosystems Group               55,973            1,497
Applied Materials, Inc.
  (a)                           215,051           10,645
Autodesk, Inc.                   14,222              530
BMC Software, Inc. (a)           63,652            1,435
BroadVision, Inc. (a)            70,152              347
Cabletron Systems, Inc.
  (a)                            48,982            1,119
Cisco Systems, Inc. (a)       1,935,781           35,193
Citrix Systems, Inc. (a)         49,922            1,742
COMPAQ Computer Corp.           448,329            6,945
Computer Associates
  International, Inc.           152,921            5,505
Compuware Corp. (a)              97,662            1,366
Dell Computer Corp. (a)         687,983           17,991
Electronic Data Systems
  Corp.                         124,172            7,761

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
TECHNOLOGY -- (CONTINUED)
EMC Corp.                       584,304       $   16,974
Gateway, Inc. (a)                86,047            1,415
Guidant Corp. (a)                81,654            2,940
Hewlett-Packard Co.             513,846           14,696
Honeywell International,
  Inc.                          213,235            7,461
Intel Corp.                   1,778,705           51,938
International Business
  Machines Corp.                459,522           51,926
Intuit, Inc. (a)                 54,968            2,198
Jabil Circuit, Inc. (a)          49,508            1,528
LSI Logic Corp. (a)              95,124            1,788
Mercury Interactive Corp.
  (a)                            21,375            1,271
Micron Technology, Inc.
  (a)                           157,507            6,474
Microsoft Corp. (a)           1,422,843          103,868
National Semiconductor
  Corp. (a)                      46,214            1,346
NCR Corp. (a)                    25,427            1,195
Network Appliance, Inc.
  (a)                            85,148            1,166
Novell, Inc. (a)                 80,773              460
Oracle Systems Corp. (a)      1,484,690           28,209
Palm, Inc. (a)                  146,338              888
Parametric Technology
  Corp. (a)                      70,574              978
PeopleSoft, Inc. (a)             76,774            3,763
PerkinElmer, Inc.                27,024              744
Rockwell International
  Corp.                          48,357            1,843
Scientific-Atlanta, Inc.         42,799            1,738
Siebel Systems, Inc. (a)        119,892            5,634
Sun Microsystems, Inc. (a)      861,388           13,524
Symbol Technologies, Inc.        58,520            1,299
Tellabs, Inc. (a)               108,221            2,098
Textron, Inc.                    37,805            2,081
Thermo Electron Corp. (a)        47,737            1,051
Unisys Corp. (a)                 83,704            1,231
VERITAS Software Corp. (a)      105,126            6,990
Xerox Corp.                     174,120            1,666
Yahoo!, Inc. (a)                148,242            2,962
                                              ----------
                                                 445,200
                                              ----------

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
TELECOMMUNICATIONS - 8.8%
ADC Telecommunications,
  Inc. (a)                      206,281       $    1,351
Andrew Corp. (a)                 21,828              402
AOL Time Warner, Inc. (a)     1,171,835           62,107
AT&T Corp.                      912,613           20,078
Avaya, Inc. (a)                  73,969            1,013
BellSouth Corp.                 495,711           19,962
CenturyTel, Inc.                 37,324            1,131
Citizens Communications
  Co. (a)                        68,622              826
Comverse Technology, Inc.
  (a)                            43,719            2,497
Global Crossing, Ltd. (a)       233,062            2,014
Lucent Technologies, Inc.       903,428            5,601
Motorola, Inc.                  579,834            9,602
Nextel Communications,
  Inc. Class A (a)              202,221            3,543
Nortel Networks Corp.           842,730            7,661
Qwest Communications
  International, Inc.           439,391           14,003
SBC Communications, Inc.        890,746           35,683
Univision Communications,
  Inc. Class A (a)               54,699            2,340
Verizon Communications          715,364           38,272
Viacom, Inc. Class B (a)        470,846           24,366
WorldCom, Inc.                  763,865           10,809
WorldCom, Inc.-MCI Group
  (a)                               100                2
                                              ----------
                                                 263,263
                                              ----------
TRANSPORTATION - 0.5%
Burlington Northern, Inc.       104,217            3,144
CSX Corp.                        56,551            2,049
FedEx Corp. (a)                  78,671            3,163
Navistar International
  Corp. (a)                      15,955              449
Norfolk Southern Corp.          102,286            2,117
Ryder Systems, Inc.              17,675              346
Union Pacific Corp.              65,754            3,611
                                              ----------
                                                  14,879
                                              ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
UTILITIES - 3.5%
AES Corp. (a)                   141,015       $    6,071
Allegheny Energy, Inc.           32,891            1,587
Alltel Corp.                     83,058            5,088
Ameren Corp.                     36,414            1,555
American Electric Power
  Co., Inc.                      85,427            3,944
Cinergy Corp.                    42,206            1,475
CMS Energy Corp.                 34,737              967
Consolidated Edison, Inc.        56,311            2,241
Dominion Resources, Inc.         63,523            3,820
DTE Energy Co.                   43,575            2,024
Duke Energy Corp. NPV           203,462            7,937
Dynegy, Inc. Class A             85,769            3,988
Edison International             86,478              964
Enron Corp.                     197,350            9,670
Entergy Corp.                    58,865            2,260
Exelon Corp.                     84,481            5,417
FirstEnergy Corp.                59,884            1,926
FPL Group, Inc.                  46,721            2,813
GPU, Inc.                        32,228            1,133
KeySpan Corp.                    35,778            1,305
Niagara Mohawk Holdings,
  Inc. (a)                       44,398              785
NICOR, Inc.                      11,750              458
NiSource, Inc.                   54,078            1,478
Peoples Energy Corp.              8,596              346
PG&E Corp.                      102,794            1,151
Pinnacle West Capital
  Corp.                          22,456            1,064
PPL Corp.                        38,573            2,122
Public Service Enterprise
  Group, Inc.                    54,969            2,688
Reliant Energy, Inc.             79,240            2,552
Southern Co.                    179,432            4,172

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Sprint Corp. (Fon Group)        234,726       $    5,014
Sprint Corp. (PCS Group)
  (a)                           247,447            5,976
TXU Corp.                        67,961            3,275
Williams Cos                    127,914            4,215
Xcel Energy, Inc.                90,417            2,572
                                              ----------
                                                 104,053
                                              ----------
TOTAL COMMON STOCKS
(cost $2,568,209)                              2,915,127
                                              ----------
                                 Par
                               Amount
                              ---------
GOVERNMENT AND AGENCY
  SECURITIES - 0.3%
United States Treasury
  Bill 3.44% due
  09/13/01(b)(c)              $   8,235            8,177
                                              ----------
TOTAL GOVERNMENT AND
AGENCY SECURITIES (cost
$8,177)                                            8,177
                                              ----------
                               Shares
                              ---------
SHORT TERM INVESTMENTS - 4.1%
AIM Short Term Investment
  Prime Portfolio                77,797           77,797
State Street Navigator
  Securities Lending Prime
  Portfolio (d)                  44,214           44,214
Money Market Obligations
  Trust                               4                4
                                              ----------
TOTAL SHORT TERM INVESTMENTS
(cost $122,015)                                  122,015
                                              ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                                                (000)
                                              ----------
TOTAL INVESTMENTS - 101.5%
(cost $2,698,401)                             $3,045,319
OTHER ASSETS AND
LIABILITIES
NET - (1.5%)                                     (44,494)
                                              ----------
NET ASSETS - 100%                             $3,000,825
                                              ==========

(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

Abbreviations
ADR - American Depositary Receipt
NPV - No Par Value
NV - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                              Number       Unrealized
                                of        Depreciation
                             Contracts       (000)
                             ---------    ------------
S&P 500 Financial Futures
  Contracts Expiration date
  09/2001                       264         $(2,996)
                                            -------
Total unrealized
  depreciation on open
  futures contracts
  purchased                                 $(2,996)
                                            =======

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
(Amounts in thousands)

ASSETS
Investments at market (cost $2,698,401)                                             $ 3,045,319
RECEIVABLES:
  Investments sold                                                                          215
  Dividends and interest                                                                  2,405
  Daily variation margin on futures contracts                                               310
                                                                                    -----------
     Total assets                                                                     3,048,249
LIABILITIES
Payables:
  Investments purchased                                         $     3,099
  Upon return of securities loaned                                   44,214
  Management fees (Note 4)                                              111
                                                                -----------
     Total liabilities                                                                   47,424
                                                                                    -----------
NET ASSETS                                                                          $ 3,000,825
                                                                                    ===========
COMPOSITION OF NET ASSETS
Paid-in capital                                                                     $ 2,656,903
Net unrealized appreciation on investments and futures
  contracts                                                                             343,922
                                                                                    -----------
NET ASSETS                                                                          $ 3,000,825
                                                                                    ===========

                       See Notes to Financial Statements.
 18

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $153)                                 $    16,864
  Interest                                                                                1,658
                                                                                    -----------
     Total Investment Income                                                             18,522
EXPENSES
  Management fees (Note 4)                                      $       640
                                                                -----------
     Total Expenses                                                                         640
                                                                                    -----------
NET INVESTMENT INCOME                                                                    17,882
                                                                                    -----------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions                     (21,808)
  Futures contracts                                                  (3,563)            (25,371)
                                                                -----------
Net change in unrealized depreciation on:
  Investments and foreign currency transactions                    (182,070)
  Futures contracts                                                  (1,262)           (183,332)
                                                                -----------         -----------
Net realized and unrealized loss                                                       (208,703)
                                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  (190,821)
                                                                                    ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the Six
                                                                 Months
                                                                  Ended           For the Period
                                                              June 30, 2001           Ended
                                                               (Unaudited)      December 31, 2000*
                                                              -------------    --------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income                                          $   17,882           $   24,343
  Net realized loss                                               (25,371)             (51,513)
  Net change in unrealized depreciation                          (183,332)            (145,536)
                                                               ----------           ----------
     Net decrease in net assets resulting from operations        (190,821)            (172,706)
                                                               ----------           ----------
CAPITAL TRANSACTIONS (NOTE 3)
  Proceeds from contributions                                     480,787            3,861,947
  Fair value of withdrawals                                      (246,412)            (731,970)
                                                               ----------           ----------
     Net increase in net assets from capital transactions         234,375            3,129,977
                                                               ----------           ----------
TOTAL NET INCREASE IN NET ASSETS                                   43,554            2,957,271
NET ASSETS
  Beginning of period                                           2,957,271                   --
                                                               ----------           ----------
  End of period                                                $3,000,825           $2,957,271
                                                               ==========           ==========

---------------
* The Portfolio commenced operations on March 1, 2000.

                       See Notes to Financial Statements.
 20

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                               For the Six
                                                                 Months
                                                                  Ended           For the Period
                                                              June 30, 2001           Ended
                                                               (Unaudited)      December 31, 2000*
                                                              -------------    --------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                      $3,000,825          $2,957,271
  Ratios to average net assets:
     Operating expenses **                                          0.045%              0.045%
     Net investment income **                                        1.26%               1.14%
  Portfolio turnover rate ***                                           5%                 18%
  Total return ***                                                 (6.83%)             (2.41%)

---------------
  * The Portfolio commenced operations on March 1, 2000.
 ** Annualized
*** Not Annualized

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. ORGANIZATION
State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of five investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES
The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require companies to

THE STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) -- (CONTINUED)

amortize premiums and discounts on fixed income securities. Management of the Portfolio does not anticipate the adoption of the Guide will have a significant effect on the financial statements.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2001, the value of the securities loaned amounted to $43,319,629. The loans were collateralized with cash of $44,213,583, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

THE STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) -- (CONTINUED)

3. SECURITIES TRANSACTIONS
For the period ended June 30, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $221,432,384 and $137,743,977, respectively. The aggregate gross unrealized appreciation and depreciation were $615,705,765 and $268,788,343, respectively, as of June 30, 2001.

4. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA") under which SSgA, as the investment adviser, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

 24